Schedule of Income Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings Per Share [Abstract]
Net income attributable to Pyxis Tankers Inc.	$ 8,842	$ 11,870
Dividend Series A Convertible Preferred Stock	(383)	(418)
Net income attributable to common shareholders	$ 8,459	$ 11,452
Weighted average number of common shares, basic	10,479,962	10,754,405
Net income per common share, basic	$ 0.81	$ 1.06
Net income attributable to common shareholders, diluted	$ 8,842	$ 11,870
Weighted average number of common shares, diluted	12,124,208	12,577,390
Net income per common share, diluted	$ 0.73	$ 0.94